UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-3205
                                   811-21300

Name of Fund: CMA Government Securities Fund
              Master Government Securities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, CMA Government Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments

CMA Government Securities Fund

Schedule of Investments as of December 31, 2006                   (in Thousands)

                                             Beneficial
                                              Interest     Mutual Funds                                                     Value
----------------------------------------------------------------------------------------------------------------------------------
                                           $   409,014     Master Government Securities Trust                            $ 462,303
----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Mutual Funds ( Cost- $461,979) - 100.0%                   462,303
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $461,979) - 100.0%                                                                               462,303

Liabilities in Excess of Other Assets - (0.0%)                                                                                (164)
                                                                                                                         ---------
Net Assets - 100.0%                                                                                                      $ 462,139
                                                                                                                         =========

Master Government Securities Trust

Schedule of Investments as of December 31, 2006                   (in Thousands)

                                           Face            Interest        Maturity
Issue                                     Amount             Rate            Date                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations * - 19.1%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                        $ 34,592     4.79 - 4.81 %      2/15/2007                                      $  34,380
                                              5,970            4.83        3/08/2007                                          5,918
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                          26,000           3.125        1/31/2007                                         25,958
                                              3,000            2.25        2/15/2007                                          2,990
                                            101,480           3.375        2/28/2007                                        101,218
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost - $170,423)                                                                         170,464
-----------------------------------------------------------------------------------------------------------------------------------

              Face Amount                                               Issue
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 80.8%
-----------------------------------------------------------------------------------------------------------------------------------
                 $ 45,000   Banc of America Securities LLC, purchased on 12/27/2006 to yield  5.18% to 1/03/2007,
                            repurchase price $45,045, collateralized by GNMA, 6.50% due 9/20/2036                            45,000
-----------------------------------------------------------------------------------------------------------------------------------
                   45,000   Barclays Capital Inc., purchased on 12/29/2006 to yield  4.85% to 1/02/2007, repurchase price $45,024, collateralized by U.S. Treasury Notes,
                            2.75% to 4.50% due 8/15/2007 to 11/15/2010                                                       45,000
-----------------------------------------------------------------------------------------------------------------------------------
                   45,000   Bear, Stearns & Co., Inc., purchased on 12/29/2006 to yield  4.70% to 1/02/2007,
                            repurchase price $45,024, collateralized by U.S. Treasury Notes, 6.50% due 2/15/2010             45,000
-----------------------------------------------------------------------------------------------------------------------------------
                   45,000   Citigroup Global Markets Inc., purchased on 12/27/2006 to yield  5.25% to 1/03/2007,
                            repurchase price $45,046, collateralized by GNMA, 6% due 5/15/2036                               45,000
-----------------------------------------------------------------------------------------------------------------------------------
                   45,600   Countrywide Securities Corp., purchased on 12/26/2006 to yield  5.20% to 1/02/2007, repurchase price $45,646, collateralized by GNMA, 4.50% to 6%
                            due 4/20/2021 to 11/20/2036                                                                      45,600
-----------------------------------------------------------------------------------------------------------------------------------
                   45,600   Credit Suisse Securities (USA) LLC, purchased on 12/26/2006 to yield
                            5.23% to 1/02/2007, repurchase price $45,646, collateralized by GNMA, 4% to 7.35%
                            due 1/15/2017 to 7/15/2044                                                                       45,600
-----------------------------------------------------------------------------------------------------------------------------------
                   45,000   Deutsche Bank Securities, Inc., purchased on 12/27/2006 to yield  5.25% to 1/03/2007,
                            repurchase price $45,046, collateralized by GNMA, 6% due 1/15/2036                               45,000
-----------------------------------------------------------------------------------------------------------------------------------
                   46,300   Goldman, Sachs & Co., purchased on 12/28/2006 to yield  5.255% to 1/04/2007, repurchase price $46,347, collateralized by U.S. Treasury Notes, 3.375% to 3.625%
                            due 10/15/2009 to 6/15/2010                                                                      46,300
-----------------------------------------------------------------------------------------------------------------------------------
                   45,000   Greenwich Capital Markets, Inc., purchased on 12/27/2006 to yield
                            5.25% to 1/03/2007, repurchase price $45,046, collateralized by GNMA, 4.50% to 9%
                            due 4/15/2019 to 5/15/2030                                                                       45,000
-----------------------------------------------------------------------------------------------------------------------------------
                   45,000   HSBC Securities (USA) Inc., purchased on 12/29/2006 to yield  4.80% to 1/02/2007, repurchase price $45,024, collateralized by U.S. Treasury STRIPS+,
                            due 2/25/2018 to 11/15/2029                                                                      45,000
-----------------------------------------------------------------------------------------------------------------------------------
                   45,600   J.P. Morgan Securities Inc., purchased on 12/26/2006 to yield  5.23% to 1/02/2007, repurchase price $45,646, collateralized by GNMA, 5.50% to 6.50%
                            due 5/15/2035 to 9/20/2036                                                                       45,600
-----------------------------------------------------------------------------------------------------------------------------------
                   45,600   Lehman Brothers Inc., purchased on 12/26/2006 to yield  5.08% to 1/02/2007, repurchase price $45,645, collateralized by GNMA, 4% to 9%
                            due 3/15/2007 to 11/15/2036                                                                      45,600
-----------------------------------------------------------------------------------------------------------------------------------
                   47,000   Merrill Lynch Government Securities Inc., purchased on 12/27/2006 to yield
                            5.25% to 1/03/2007, repurchase price $47,048, collateralized by GNMA,
                            4% to 16% due 2/15/2007 to 12/15/2036 (a)                                                        47,000
-----------------------------------------------------------------------------------------------------------------------------------
                   40,000   Mizuho Securities USA, Inc. purchased on 12/27/2006 to yield  5.02% to 1/03/2007, repurchase price $40,039, collateralized by U.S. Treasury Notes, 4.625% to 4.875%
                            due 3/31/2011 to 10/31/2011                                                                      40,000
-----------------------------------------------------------------------------------------------------------------------------------
                   45,000   Morgan Stanley & Co. Inc., purchased on 12/27/2006 to yield  5.08% to 1/03/2007, repurchase price $45,044, collateralized by U.S. Treasury Inflation Index Note,
                            3.625% due 1/15/2008                                                                             45,000
-----------------------------------------------------------------------------------------------------------------------------------
                   45,000   UBS Securities LLC, purchased on 12/27/2006 to yield  5.20% to 1/03/2007, repurchase price $45,046, collateralized by GNMA, 4.50% to 15%
                            due 2/15/2007 to 12/20/2036                                                                      45,000
-----------------------------------------------------------------------------------------------------------------------------------

Master Government Securities Trust

Schedule of Investments as of December 31, 2006                   (in Thousands)

                                                                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $720,700)                                                                             $ 720,700
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $891,124**) - 99.9%                                                                               891,164

Other Assets Less Liabilities - 0.1%                                                                                          1,102
                                                                                                                          ---------
Net Assets - 100.0%                                                                                                       $ 892,266
                                                                                                                          =========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                   $ 891,124
                                                                       =========
      Gross unrealized appreciation                                    $      40
      Gross unrealized depreciation                                           --
                                                                       ---------
      Net unrealized appreciation                                      $      40
                                                                       =========

+     Separately Traded Registered Interest and Principal of Securities.
(a) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Interest
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Government
      Securities Inc.                                    $ (500)        $     14
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Government Securities Fund and Master Government Securities Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    CMA Government Securities Fund and Master Government Securities Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    CMA Government Securities Fund and Master Government Securities Trust

Date: February 20, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    CMA Government Securities Fund and Master Government Securities Trust

Date: February 20, 2007